Submission	Oct. 23, 2025
Submission [Line Items]
Central Index Key	0001674356
Registrant Name	Terra Property Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A